Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes In Equity [Abstract]
Redeemable noncontrolling interest	$ 4	$ 2	$ 3